Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 94.3%
Alabama – 2.5%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	$5,000	$5,073,837

Alaska – 0.1%
Northern Tobacco Securitization Corp. Series 2021-B 0.50%, 06/01/2031	120	119,274

Arizona – 4.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 5.00%, 02/01/2023-02/01/2025	4,350	4,515,928
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	1,680	1,680,000
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	2,000	1,896,230

		8,092,158

Arkansas – 1.3%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019-A 1.75%, 11/01/2032	2,700	2,685,509

California – 7.1%
California State University Series 2021-B 0.55%, 11/01/2049	2,000	1,750,060
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	240	234,884
Los Angeles Unified School District/CA Series 2020-R 5.00%, 07/01/2023	1,915	1,978,030
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024	2,000	2,135,034
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)	1,890	1,985,949
State of California Series 2021 4.00%, 10/01/2024	4,520	4,716,032
University of California Series 2022-S 5.00%, 05/15/2024	1,500	1,585,298

		14,385,287

	Principal Amount (000)	U.S. $ Value

Colorado – 1.8%
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2026	$1,885	$2,041,901
E-470 Public Highway Authority Series 2021-B 0.384% (SOFR + 0.35%), 09/01/2039(a)	1,500	1,479,250
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2022	210	212,968

		3,734,119

Connecticut – 0.5%
State of Connecticut Series 2019-A 5.00%, 04/15/2024	1,000	1,051,578

Delaware – 0.4%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2024(b)	820	849,847

District of Columbia – 5.3%
District of Columbia (District of Columbia Fed Hwy Grant) Series 2020 5.00%, 12/01/2023-12/01/2024	3,055	3,202,758
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 5.00%, 10/01/2024	7,230	7,624,445

		10,827,203

Florida – 7.5%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2025(b)	2,110	2,187,880
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2025	1,000	1,035,572
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2023(c)	365	366,163
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	947,205
County of Osceola FL Transportation Revenue Series 2020-A 5.00%, 10/01/2022	260	261,505
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	2,470	2,470,000
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2022 2.90%, 12/01/2056(b)	3,000	2,999,988

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2021 1.75%, 06/01/2026(c)	$1,025	$939,913
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	909,946
Florida State Board of Education (State of Florida) Series 2019-D 5.00%, 06/01/2024	1,165	1,232,055
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	500	474,589
State of Florida Department of Transportation Turnpike System Revenue Series 2017-A 5.00%, 07/01/2024	1,070	1,130,895
Village Community Development District No. 13 Series 2019 2.625%, 05/01/2024	250	243,980

		15,199,691

Georgia – 4.1%
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2024	1,000	1,048,319
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2023	1,200	1,228,692
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2013-A 1.50%, 01/01/2039	2,150	2,060,530
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2021-A 4.00%, 07/01/2052	4,000	4,101,180

		8,438,721

Guam – 1.4%
Antonio B Won Pat International Airport Authority Series 2019-A 5.00%, 10/01/2022 (Pre-refunded/ETM)	875	882,043
Series 2021-A 2.699%, 10/01/2026	610	565,737
Guam Department of Education (Guam Department of Education COP) Series 2020 3.625%, 02/01/2025	1,365	1,312,897

		2,760,677

	Principal Amount (000)	U.S. $ Value

Hawaii – 2.6%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2023-11/01/2024(b)	$5,020	$5,278,277

Illinois – 6.8%
City of Chicago IL Series 2020-A 5.00%, 01/01/2025	1,000	1,038,232
County of Cook IL Series 2012-C 5.00%, 11/15/2024	5,000	5,054,163
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 5.00%, 05/15/2050	2,025	2,181,928
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	1,000	993,868
Sales Tax Securitization Corp. Series 2020-A 5.00%, 01/01/2026	2,740	2,935,851
State of Illinois Series 2022-B 5.00%, 03/01/2024	1,500	1,554,195

		13,758,237

Indiana – 1.3%
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	2,000	1,984,705
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2023	650	662,638

		2,647,343

Kansas – 0.7%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 0.662%, 05/01/2024	1,500	1,426,742

Kentucky – 3.5%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015-A 5.00%, 09/01/2023	1,000	1,035,319
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2024	1,000	1,043,956

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048	$5,000	$5,047,439

		7,126,714

Louisiana – 1.6%
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	2,000	2,025,841
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(c)	100	104,437
6.10%, 06/01/2038-12/01/2040(c)	205	226,463
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 0.535% (SOFR + 0.50%), 05/01/2043(a)	995	955,204

		3,311,945

Massachusetts – 0.9%
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2022-07/01/2026	665	664,189
Massachusetts Development Finance Agency (Springfield College) Series 2021 5.00%, 06/01/2023	365	373,446
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2020-C 5.00%, 10/01/2022-10/01/2025	795	821,787

		1,859,422

Michigan – 2.7%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2024-05/01/2026(b)	2,080	2,180,271
City of Detroit MI Series 2018 5.00%, 04/01/2023	770	783,716
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 1.248% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	2,530	2,469,445

		5,433,432

Nebraska – 0.4%
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	810	832,092

	Principal Amount (000)	U.S. $ Value

Nevada – 1.2%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(c)	$100	$96,711
Clark County School District Series 2021-A 5.00%, 06/15/2027	2,150	2,397,084

		2,493,795

New Jersey – 4.0%
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2020 1.20%, 11/01/2034	4,000	3,958,335
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2024	490	512,848
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,125	1,081,741
State of New Jersey Series 2020 5.00%, 06/01/2028	2,370	2,638,584

		8,191,508

New York – 8.4%
Metropolitan Transportation Authority Series 2019-D 5.00%, 09/01/2022	1,635	1,643,786
Series 2020-A 5.00%, 02/01/2023	925	940,742
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(a)	1,900	1,849,861
New York State Dormitory Authority Series 2017-B 5.00%, 02/15/2023 (Pre-refunded/ETM)	915	933,161
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2023	420	429,048
Series 2021 0.267%, 03/15/2023	4,880	4,784,669
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2022-12/01/2023	1,880	1,930,841
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2025-06/01/2026	4,450	4,655,543

		17,167,651

North Carolina – 1.0%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2024-07/01/2025	1,880	1,991,236

	Principal Amount (000)	U.S. $ Value

Ohio – 1.3%
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2022	$110	$111,501
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2021 1.50%, 02/01/2026	2,000	1,828,682
State of Ohio (State of Ohio Department of Transportation) Series 2019-2 5.00%, 12/15/2022	680	690,658

		2,630,841

Oklahoma – 0.1%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	135	135,000
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	100	98,346

		233,346

Pennsylvania – 2.3%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2023(c)	175	176,991
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 1.17% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	980,860
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2023	800	820,878
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2022-11/01/2024	750	767,268
5.00%, 11/01/2025-11/01/2026	1,850	1,983,922

		4,729,919

Puerto Rico – 0.1%
Commonwealth of Puerto Rico Series 2021-A 5.25%, 07/01/2023	62	63,630
5.375%, 07/01/2025	125	129,786

		193,416

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.4%
Piedmont Municipal Power Agency (Piedmont Municipal Power Agency Catawba Project Power Sales Revenue) Series 2021-A 4.00%, 01/01/2024-01/01/2025	$2,765	$2,853,685

Texas – 9.1%
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2024	1,565	1,661,844
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021 4.00%, 08/15/2027-08/15/2028	2,965	3,111,081
Dallas Fort Worth International Airport Series 2021-A 5.00%, 11/01/2027	1,295	1,434,617
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2020 5.00%, 06/01/2024-06/01/2032	5,355	5,736,617
Houston Independent School District Series 2020 4.00%, 06/01/2029	2,030	2,066,430
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Series 2017-B 5.00%, 11/01/2023	1,080	1,125,426
State of Texas Series 2016 5.50%, 08/01/2026	1,000	1,111,562
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023	2,150	2,236,304

		18,483,881

Virginia – 1.6%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2021 5.00%, 02/01/2023	1,695	1,728,087
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2023-01/01/2025	1,405	1,441,959

		3,170,046

Washington – 4.0%
King County School District No. 414 Lake Washington Series 2016 5.00%, 12/01/2022	1,040	1,055,220

	Principal Amount (000)	U.S. $ Value

State of Washington Series 2021 5.00%, 06/01/2024-06/01/2025	$4,500	$4,816,685
Tobacco Settlement Authority/WA Series 2013 5.00%, 06/01/2023	855	874,699
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 5.00%, 12/01/2022-12/01/2026(c)	1,235	1,303,592
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(c)	100	100,000

		8,150,196

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	237	226,014
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	100	99,293

		325,307

Wisconsin – 3.1%
State of Wisconsin Series 2021-2 5.00%, 05/01/2023	3,275	3,366,467
Series 2023-1 5.00%, 05/01/2024(b)	1,000	1,032,457
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2023(c)	710	717,017
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 0.192% (MUNIPSA + 0.18%), 08/15/2054(a)	1,000	1,000,000
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	45	44,070
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027	200	180,467

		6,340,478

Total Long-Term Municipal Bonds (cost $198,105,242)		191,847,410

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 4.0%
Florida – 1.0%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 0.94%, 07/01/2032(d)	$2,000	$2,000,000

Georgia – 1.0%
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2022	2,025	2,025,000

Michigan – 0.7%
Michigan Finance Authority Series 2021-A 3.00%, 07/20/2022	1,485	1,486,091

Minnesota – 0.9%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 0.93%, 11/15/2034(d)	1,785	1,785,000

Mississippi – 0.4%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2022(c)	800	804,616

Total Short-Term Municipal Notes (cost $8,104,458)		8,100,707

Total Municipal Obligations (cost $206,209,700)		199,948,117

CORPORATES - INVESTMENT GRADE – 1.9%
Industrial – 1.9%
Capital Goods – 1.0%
Caterpillar Financial Services Corp. 0.318% (SOFR + 0.27%), 09/13/2024(a)	1,000	981,850
John Deere Capital Corp. 0.167% (SOFR + 0.12%), 07/10/2023(a)	1,000	993,770

		1,975,620

Consumer Cyclical - Automotive – 0.5%
General Motors Financial Co., Inc. 2.061%, 04/07/2025(a)	1,000	974,520

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	911,800

Total Corporates - Investment Grade (cost $4,000,000)		3,861,940

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(c) (cost $300,000)	$300	$266,076

	Shares

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(e) (f) (g) (cost $7,054,755)	7,054,755	7,054,755

Total Investments – 103.8% (cost $217,564,455)(h)		211,130,888
Other assets less liabilities – (3.8)%		(7,651,874)

Net Assets – 100.0%		$203,479,014

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	700	01/15/2025	4.028%	CPI#	Maturity	$21,936	$—	$21,936
USD	450	01/15/2025	2.565%	CPI#	Maturity	41,074	—	41,074
USD	225	01/15/2025	2.585%	CPI#	Maturity	20,356	—	20,356
USD	225	01/15/2025	2.613%	CPI#	Maturity	20,108	—	20,108
USD	850	01/15/2027	CPI#	3.466%	Maturity	(27,349)	(1,051)	(26,298)
USD	800	01/15/2027	CPI#	3.320%	Maturity	(33,045)	—	(33,045)
USD	670	01/15/2027	CPI#	3.323%	Maturity	(27,550)	—	(27,550)
USD	1,310	01/15/2029	CPI#	3.290%	Maturity	(27,431)	—	(27,431)
USD	560	01/15/2029	CPI#	3.735%	Maturity	9,486	—	9,486
USD	875	01/15/2030	1.714%	CPI#	Maturity	130,209	—	130,209
USD	875	01/15/2030	1.731%	CPI#	Maturity	128,800	—	128,800
USD	425	01/15/2030	1.572%	CPI#	Maturity	68,925	—	68,925
USD	425	01/15/2030	1.587%	CPI#	Maturity	68,328	—	68,328
USD	500	01/15/2031	2.782%	CPI#	Maturity	28,092	—	28,092
USD	430	01/15/2031	2.989%	CPI#	Maturity	15,096	—	15,096
USD	320	01/15/2031	2.680%	CPI#	Maturity	21,265	—	21,265
USD	560	01/15/2032	CPI#	3.064%	Maturity	(12,616)	—	(12,616)
USD	380	04/15/2032	CPI#	2.909%	Maturity	(13,882)	—	(13,882)
USD	300	04/15/2032	CPI#	2.748%	Maturity	(16,315)	—	(16,315)

						$415,487	$(1,051)	$416,538

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly	$51,240	$—	$51,240

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $5,101,979 or 2.5% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $700,129 and gross unrealized depreciation of investments was $(6,665,918), resulting in net unrealized depreciation of $(5,965,789).

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

OSF – Order of St. Francis

MUNIPSA – SIFMA Municipal Swap Index.

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

Sanfod C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$191,847,410	$—	$191,847,410
Short-Term Municipal Notes	—	8,100,707	—	8,100,707
Corporates - Investment Grade	—	3,861,940	—	3,861,940
Corporates - Non-Investment Grade	—	266,076	—	266,076
Short-Term Investments	7,054,755	—	—	7,054,755

Total Investments in Securities	7,054,755	204,076,133	—	211,130,888
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	573,675	—	573,675
Interest Rate Swaps	—	51,240	—	51,240
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(158,188)	—	(158,188)

Total	$7,054,755	$204,542,860	$—	$211,597,615

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Portfolio	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$152,458	$145,403	$7,055	$19